Prepayments and other assets (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Prepayment and Other Assets
Prepayment and other assets consist of the following:

	As at
	March 31, 2020	March 31, 2019
Current:
Service tax and other tax receivables	$5,953	$1,117
Employee receivables	1,276	1,052
Advances to suppliers	1,602	2,073
Prepaid expenses	7,288	7,456
Restricted cash, held in escrow (Refer Note 5(d))	—	1,535
Other assets	5,880	3,550

Total	$21,999	$16,783

Non-current:
Deposits	$9,491	$9,205
Income tax assets	10,517	9,916
Service tax and other tax receivables	14,443	22,246
Other assets	1,501	2,872

Total	$35,952	$44,239